Stock-Based Compensation	12 Months Ended
Dec. 31, 2011
Stock-Based Compensation [Abstract]
STOCK-BASED COMPENSATION
16.	STOCK-BASED COMPENSATION

(a)	Stock incentive plan

On June 1, 1998, the Company adopted a stock option plan (the “1998 Plan”) which was approved by the shareholders on December 9, 1998. The 1998 Plan allows the Board of Directors, or a committee thereof at the Board’s discretion, to provide for a total of 2,000,000 stock options to officers, directors, key employees and advisors of the Company.

Out of the stock options provided, 1,285,000 stock options were issued in accordance with the terms of the 1998 Plan on April 12, 1999 to certain officers, directors, key employees and advisors of the Company at an exercise price of US$5.0 per share (the fair market value of the common stock as of April 12, 1999) and are exercisable during the period from April 12, 1999 to April 11, 2010.

Pursuant to the 1999 Annual Meeting of the Shareholders on December 15, 1999, the authorized number of stock options of the 1998 Plan was increased from 2,000,000 to 4,000,000. The purchase price of the shares of the Common Stock covered by the 1998 Plan shall be at least 100% of the fair market value per share of such shares on the date of grant, with a term of ten years. As of December 31, 2011, 3,990,000 options had been exercised and 10,000 options to purchase the Company’s shares of common stock under the 1998 Plan were outstanding.

On July 1, 2003, the Company adopted the second stock option plan (the “2003 Plan”) which was approved by the shareholders on December 5, 2003. The 2003 Plan allows the Board of Directors, or a committee thereof at the Board’s discretion, to provide for a total of 4,000,000 stock options to officers, directors, key employees and advisors of the Company. The purchase price of the shares of the common stock covered by the 2003 Plan could be less than, equal to or greater than 100% of the fair market value of the Common Stock at the time of grant, with a term of ten years. As of December 31, 2011, 3,448,500 options had been exercised, 172,000 had expired, and 379,500 options to purchase the Company’s shares of common stock under the 2003 Plan were outstanding.

On July 1, 2005, the Company adopted and approved the third stock option plan (the “2005 Plan”) which was approved by the shareholders on September 26, 2005. Options granted under the 2005 Plan will constitute either incentive stock options within the meaning of Section 422 of the United States Internal Revenue Code of 1986, as amended, or options which constitute nonqualified options at the time of issuance of such options. The 2005 Plan provides that incentive stock options and/or nonqualified stock options may be granted to our officers, directors, employees and advisors selected by the compensation committee. A total of 4,000,000 shares of common stock are authorized and reserved for issuance during the term of the 2005 Plan, which expires in June 2015. The compensation committee has the sole authority to interpret the 2005 Plan and make all determinations necessary or advisable for administering the 2005 Plan. The exercise price for any incentive option and nonqualified option may be less than, equal to or greater than 100% and 110% respectively of the fair market value of the shares as of the date of grant.

Upon the exercise of the option, the exercise price must be paid in full either in cash, shares of the Company’s stock or a combination. If any option is not exercised for any reason, such shares shall again become available for the purposes of the 2005 Plan. As of December 31, 2011, 3,895,000 options had been exercised and 105,000 options to purchase the Company’s shares of common stock under the 2005 Plan were outstanding.

On August 8, 2008, the Company adopted and approved the fourth stock option plan (the “2008 Plan”) which was approved by the shareholders on November 14, 2008. Options granted under the 2008 Plan will constitute either incentive stock options within the meaning of Section 422 of the United States Internal Revenue Code of 1986, as amended, or options which constitute nonqualified options at the time of issuance of such options. The 2008 Plan provides that incentive stock options and/or nonqualified stock options may be granted to our officers, directors, employees and advisors selected by the compensation committee. A total of 4,000,000 shares of common stock are authorized and reserved for issuance during the term of the 2008 Plan, which expires in August 2018. The compensation committee has the sole authority to interpret the 2008 Plan and make all determinations necessary or advisable for administering the 2008 Plan. The exercise price for any incentive option and nonqualified option may be less than the fair market value of the shares as of the date of grant.

Upon the exercise of the option, the exercise price must be paid in full either in cash, shares of the Company’s stock or a combination. If any option is not exercised for any reason, such shares shall again become available for the purposes of the 2008 Plan. As of December 31, 2011, 1,763,000 options had been exercised and 2,237,000 options to purchase the Company’s shares of common stock under the 2008 Plan were outstanding.

During fiscal years 2011, 2010 and 2009, the Company has granted nil, nil and 4,000,000 stock options respectively, with a fair value of approximately US$nil, US$nil and US$1,417 respectively. Total compensation expenses of US$156, US$442 and US$1,043 was recognized in income for the years ended December 31, 2011, 2010 and 2009 respectively, relating to the amortization of the fair value associated with all option grants. As of December 31, 2011 and 2010, there was US$122 and US$277 unrecognized compensation cost related to unvested share options granted to employees of the Company. The unvested share options expense relating to the stock options of the Company is expected to be recognized over a weighted-average period of 2.2 years on a straight-line basis over the service periods.

The fair value of these options was estimated on the date of grant (February 17, 2009) using the Black-Scholes valuation model, with the assistance of an independent valuation firm, using the following weighted-average assumptions:

Year ended December 31, 2009
Expected dividend yield	—
Expected stock price volatility	95%
Risk-free interest rate	1.22%
Expected life of options	3.19 years

The weighted average fair value per option granted during the years ended December 31, 2009 was US$0.35.

Notes:

(1)	Expected dividend yield:

The expected dividend yield was estimated by the Company based on its dividend policy over the expected life of the options.

(2)	Expected stock price volatility:

The expected volatility of each trance of the share options was based on historical volatility of the share price of the Company over the period that is equal to the expected life of the grant date.

(3)	Risk-free interest rate:

Risk-free interest rate was estimated with reference to generic yields of the US Treasury instruments with duration similar to the expected life of the options.

(4)	Expected life:

The Company estimated the expected life of each trance of the share options as the period from the valuation date to the maturity date of each tranche of the share options respective.

The stock options activities and related information are summarized as follows:

	Year ended December 31, 2011		Year ended December 31, 2010		Year ended December 31, 2009
	Options	Weighted average exercise price	Options	Weighted average exercise price	Options	Weighted average exercise Price
		US$		US$		US$
Outstanding, beginning of year	4,185,500	0.72	5,570,500	0.66	2,428,000	0.68
Granted	—	—	—	—	4,000,000	0.60
Exercised (note 14(a)(iii))	(1,454,000)	0.60	(1,385,000)	0.48	(857,500)	0.41
Cancelled	—	—	—	—	—	—
Expired	—	—	—	—	—	—

Outstanding, end of year	2,731,500	0.79	4,185,500	0.72	5,570,500	0.66

Fair value of options vested (US$’000) during the year :	682		671		476

Aggregate intrinsic value (US$’000) of:
-Exercised options during the year	4,203		3,859		1,707

Exercise price equals to market price on date of grant	2,237,000	0.60	3,618,000	0.60	4,000,000	0.60
Exercise price exceeds the market price on date of grant	494,500	1.66	567,500	1.52	1,570,500	0.68

	2,731,500	0.79	4,185,500	0.72	5,570,500	0.66

Range of exercise price
- US$0.40	105,000	0.40	170,000	0.40	1,150,000	0.40
- US$0.60	2,237,000	0.60	3,618,000	0.60	4,000,000	0.60
- US$2.00	389,500	2.00	397,500	2.00	420,500	2.00

	2,731,500	0.79	4,185,500	0.72	5,570,500	0.66

Exercisable, end of year
- exercise price at US$0.40	15,000	0.40	65,000	0.40	980,000	0.40
- exercise price at US$0.60	1,081,000	0.60	1,040,000	0.60	—	—
- exercise price at US$2.00	389,500	2.00	397,500	2.00	420,500	2.00

	1,485,500	0.97	1,502,500	0.96	1,400,500	0.88

Aggregate intrinsic value of exercisable options (US$'000)	1,450		4,400		2,198

Weighted average remaining contractual life
- exercise price at US$0.40	0.82 year		0.82 year		0.21 year
- exercise price at US$0.60	0.13 year		0.13 year		—
- exercise price at US$2.00	1.49 years		2.49 years		3.49 years

Outstanding options, end of year
- exercise price at US$0.40	105,000	0.40	170,000	0.40	1,150,000	0.40
- exercise price at US$0.60	2,237,000	0.60	3,618,000	0.60	4,000,000	0.60
- exercise price at US$2.00	389,500	2.00	397,500	2.00	420,500	2.00

	2,731,500	0.79	4,185,500	0.72	5,570,500	0.66

Aggregate intrinsic value of outstanding options (US$’000)	3,112		13,248		9,947

Weighted average remaining contractual life of outstanding options	1.27 years		1.62 years		2.38 years

All options issued, other than 1,246,000 options, are immediately exercisable as of December 31, 2011. The 1,246,000 options are issued and outstanding but only vested over the service periods in additional increments of 437,000 in each of 2012 and 2013, 327,000 in 2014 and 15,000 in each of 2015 to 2017.